Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	244,015,913.88	22,127
Yield Supplement Overcollateralization Amount 07/31/20	7,622,195.07	0
Receivables Balance 07/31/20	251,638,108.95	22,127
Principal Payments	13,501,364.29	493
Defaulted Receivables	215,465.03	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	6,966,925.67	0
Pool Balance at 08/31/20	230,954,353.96	21,619

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.35%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	4,362,136.44	293
Past Due 61-90 days	1,352,357.65	91
Past Due 91-120 days	258,734.86	21
Past Due 121+ days	0.00	0
Total	5,973,228.95	405

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.51%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.68%
Delinquency Trigger Occurred	NO

Recoveries	376,912.59
Aggregate Net Losses/(Gains) - August 2020	(161,447.56)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.77%
Prior Net Losses Ratio	0.75%
Second Prior Net Losses Ratio	0.27%
Third Prior Net Losses Ratio	0.06%
Four Month Average	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.23%

Overcollateralization Target Amount	12,853,745.64
Actual Overcollateralization	12,853,745.64
Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	6.61%
Weighted Average Remaining Term	28.64

Flow of Funds	$ Amount
Collections	15,773,388.15
Investment Earnings on Cash Accounts	226.54
Servicing Fee (1)	(209,698.42)
Transfer to Collection Account	0.00
Available Funds	15,563,916.27

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	340,453.74
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	207,814.28
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	12,853,745.64
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,053,080.94
(10) Collection Account Redeposits	1,040,000.00

Total Distributions of Available Funds	15,563,916.27

Servicing Fee	209,698.42
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 08/17/20	231,162,168.24
Principal Paid	13,061,559.92
Note Balance @ 09/15/20	218,100,608.32

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2a
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2b
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-3
Note Balance @ 08/17/20	101,712,168.24
Principal Paid	13,061,559.92
Note Balance @ 09/15/20	88,650,608.32
Note Factor @ 09/15/20	20.8100020%

Class A-4
Note Balance @ 08/17/20	94,750,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	94,750,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	34,700,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	34,700,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	409,275.41
Total Principal Paid	13,061,559.92
Total Paid	13,470,835.33

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.16188%
Coupon	0.30188%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	163,587.07
Principal Paid	13,061,559.92
Total Paid to A-3 Holders	13,225,146.99

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3257395
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.3956066
Total Distribution Amount	10.7213461

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3840072
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.6609388
Total A-3 Distribution Amount	31.0449460

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	15.91
Noteholders' Principal Distributable Amount	984.09

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	3,213,436.41
Investment Earnings	151.90
Investment Earnings Paid	(151.90)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,201,018.18	$3,747,008.51	$6,079,269.20
Number of Extensions	80	262	412
Ratio of extensions to Beginning of Period Receivables Balance	0.48%	1.41%	2.16%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.